IFRS 7 - Disclosure - Liquidity Risk - Additional Information (Detail) - CAD ($) $ in Billions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of risk management [abstract]
Personal deposits	$ 175.2	$ 163.9